CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Franchised And Managed Hotels
Franchise revenue from related parties	¥ 434,346	¥ 633,405	¥ 693,111